Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Recurring measurements:
Interest rate swaps - asset position	$ 411	$ 11,086
Interest rate swaps - liability position	(2,604)	(40,867)
On recurring basis
Recurring measurements:
Interest rate swaps - asset position	411	11,086
Interest rate swaps - liability position	(2,604)	(40,867)
Total	(2,193)	(29,781)
On recurring basis | Significant Other Observable Inputs (Level 2)
Recurring measurements:
Interest rate swaps - asset position	411	11,086
Interest rate swaps - liability position	(2,604)	(40,867)
Total	$ (2,193)	$ (29,781)